Restricted cash	12 Months Ended
Dec. 31, 2022
Restricted cash
Restricted cash
4.	Restricted cash
To meet the requirements of specific business operations, primarily including secured deposits held in designated bank accounts for issuance of bank acceptance and letter of guarantee, the Group held restricted cash of RMB5,926 million and RMB6,254 million as of December 31, 2021 and 2022, respectively.